Issued capital and reserves	12 Months Ended
Dec. 31, 2020
Issued capital and reserves
Issued capital and reserves

18. Issued capital and reserves

Share capital

Issued and fully paid shares:

	Class A common shares (par value €0.01)	Class B common shares (par value €0.10)	Total shares	Total
	(million)	(million)	(million)	$'m
At December 31, 2019	18.66	217.7	236.36	23
Share issuance	0.01	–	0.01	–
At December 31, 2020	18.67	217.7	236.37	23

There were no material share transactions in the years ended December 31, 2020 and December 31, 2019.